Commitments and contingencies - Pledge of Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingent liabilities related to joint ventures
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral	$ 7.4	$ 4.5	$ 4.1
Specified bank accounts
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral	$ 18.2	$ 13.9	$ 11.9